PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2014
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS
8.	PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	As of December 31,
	2013	2014
	US$	US$

Prepaid expenses	4,498	4,800
Advance to employees	696	1,121
Rental and other deposits	653	858
Interest receivable	14,411	20,722
Receivable from a broker for exercise of employee stock options	807	667
Deposit for non-current assets	8,037	-
Others	2,656	1,993

	31,758	30,161

During the year ended December 31, 2012, the Group paid a refundable deposit of US$8,750 for the purchase of 10,000 square meters of an office building in Hengshui, Hebei province in the PRC. The Group withdrew the purchase plan due to changes in government planning regulations which resulted in the office building no longer being suitable for the Group's requirements. In July 2013, the Group signed a repayment agreement with the counterparty, pursuant to which the counterparty is obligated to repay the prepayment in installments based on an agreed payment schedule at no interest. As of December 31, 2013, US$713 was repaid. The remaining balance of US$8,037 was fully repaid by February 2014.